Balance Sheets - Vallon - 10-K (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 13, 2022	May 17, 2022	Dec. 31, 2021
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	250,000,000	250,000,000
Common stock, shares issued (in shares)	2,956,354	999,748
Common stock, shares outstanding (in shares)	2,956,354	999,748
Vallon Pharmaceuticals, Inc.
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		250,000,000			250,000,000
Common stock, shares issued (in shares)		13,482,342			6,812,836
Common stock, shares outstanding (in shares)		13,482,342			6,812,836